Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - Stanbridge Group Limited [member] - Comma Oil Chemicals Limited [member] R$ in Thousands	Oct. 13, 2017 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition percentage	100.00%
Acquisition consideration price	R$ 204,767
Consideration transferred, net of cash received	176,540
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additional goodwill	R$ 136,626